Other Income, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER INCOME, NET [Abstract]
Government subsidies	$ 1,484,789	$ 1,514,570	$ 1,265,182
Gain on derecognition of long-aged operating liabilities	2,938,250	0	0
Reimbursement from depository bank related to ADR program	240,470	0	0
Provision for Seed Music receivable (related party)	(980,000)	0	0
Others - net	417,530	213,968	28,953
Total	4,101,039	1,728,538	1,294,135
Write-off of sales rebate payables	1,077,242
Write-off of third-party commissions	818,914
Write-off of other accrued expenses payable	$ 1,042,094